Employee benefits, Net cost for period (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Details for net cost [Abstract]
Interest cost	$ (208)	$ (225)
Net cost for the period	22,873	21,211
Pensions and Seniority Premiums [Member]
Details for net cost [Abstract]
Current service cost	4,709	4,114
Interest cost	13,643	12,994
Net cost for the period	18,352	17,108
Termination of Employment [Member]
Details for net cost [Abstract]
Current service cost	2,178	1,858
Interest cost	2,343	2,245
Net cost for the period	$ 4,521	$ 4,103